INVENTORY	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORY	INVENTORY
The following table presents the components of inventory:

AS AT DEC. 31 (MILLIONS)	2025	2024
Industrial products	$2,348	$2,174
Completed and under development residential properties	2,758	2,918
Land held for development	997	1,073
Other[1]	2,746	2,293
Total	$8,849	$8,458
1.As at December 31, 2025, the significant components of other inventory are office, industrial, retail and commercial developments of $1.2 billion (2024 – $1.1 billion), and logistics buildings of $318 million (2024 – $152 million).
The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2025	2024
Current	$5,923	$5,418
Non-current	2,926	3,040
Total	$8,849	$8,458
During the year ended December 31, 2025, the company expensed $15.4 billion of inventory in cost of goods sold (2024 – $28.1 billion) and $233 million for impaired inventory (2024 – $186 million). The carrying amount of inventory pledged as collateral as at December 31, 2025 was $4.5 billion (2024 – $4.2 billion) and primarily related to property debt.